As filed with the Securities and Exchange Commission on April 12, 1999

                                             Securities Act File No. 333-66637
                                      Investment Company Act File No. 811-8721

==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     under
                          THE SECURITIES ACT OF 1933


| |   Pre-Effective Amendment No.          |X|   Post-Effective Amendment No. 1
                       (Check appropriate box or boxes)

                             --------------------

                  MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.
            (Exact name of Registrant as specified in its charter)


                             --------------------

                                (609) 282-2800
                       (Area code and telephone number)
                             --------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                    (Address of principal executive offices:
                    Number, street, city, state, zip code)

                             --------------------
                                Terry K. Glenn
                  Merrill Lynch Global Technology Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and address of agent for service)



                                   Copies to:

           Frank P. Bruno, Esq.                  Michael J. Hennewinkel, Esq.
           Brown & Wood LLP                      Merrill Lynch Asset Management
           One World Trade Center                800 Scudders Mill Road
           New York, NY  10048-0557              Plainsboro, NJ 08536

                             --------------------

 Title of Securities to Be Registered: Common Stock, par value $.10 per share

No filing fee is required because of reliance on Section 24(f) of the Investment
                       Company Act of 1940, as amended.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-66637) filed on December 10, 1998.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

                                    Part C

                               Other Information



Item 15. Indemnification.

     Reference is made to Article V of Registrant's Amended and Restated Articles of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.



(1)(a)       --    Articles of Incorporation of the Registrant, dated March 24, 1998. (a)
(1)(b)       --    Articles of Amendment to Articles of Incorporation of the Registrant, dated May 6, 1998. (b)
(2)          --    Amended and Restated By-Laws of the Registrant. (b)
(3)          --    Not applicable.
(4)          --    Form of Agreement and Plan of Reorganization between the Registrant and Merrill Lynch Technology
                   Fund, Inc. (c)
(5)          --    Copies of instruments defining the rights of stockholders, including the relevant portions of the
                   Articles of Incorporation, and the By-Laws of the Registrant. (d)
(6)(a)       --    Form of Management Agreement between the Registrant and Merrill Lynch Asset Management, L.P.
                   ("MLAM"). (b)
(6)(b)       --    Form of  Sub-Advisory  Agreement  between MLAM and Merrill Lynch Asset
                   Management  U.K.  (b)
(7)(a)       --    Form of Class A Shares  Distribution  Agreement between the Registrant and the Merrill Lynch Funds
                   Distributor, Inc. (now known as Princeton Funds Distributor, Inc.) (the "Distributor"). (b)
(7)(b)       --    Form of Class B Shares Distribution Agreement between the Registrant and the Distributor. (b)
(7)(c)       --    Form of Class C Shares Distribution Agreement between Registrant and Distributor. (b)
(7)(d)       --    Form of Class D Shares Distribution Agreement between Registrant and Distributor. (b).
(8)          --    None.
(9)          --    Form of Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (b)
(10)(a)      --    Form of Class B Shares Distribution Plan and Class B Shares Distribution Plan Sub-Agreement of
                   the Registrant. (b)
(10)(b)      --    Form of Class C Shares Distribution Plan and Class C Shares Distribution Plan Sub-Agreement of
                   the Registrant. (b)
(10)(c)      --    Form of Class D Shares Distribution Plan and Class D Shares Distribution Plan Sub-Agreement of
                   the Registrant. (b)
(10)(d)      --    Merrill Lynch Select Pricing SM System Plan pursuant to Rule 18f-3. (f)
(11)         --    Opinion and Consent of Brown & Wood LLP, counsel for the Registrant. (e)
(12)         --    Private Letter Ruling from the Internal Revenue Service. (g)
(13)         --    Not applicable.
(14)(a)      --    Consent of Deloitte & Touche LLP, independent auditors for the Registrant. (e)
(14)(b)      --    Consent of Deloitte & Touche LLP, independent auditors for Merrill Lynch Technology Fund, Inc. (e)
(15)         --    Not applicable.
(16)         --    Power of Attorney. (h)
17(a)        --    Prospectus dated May 20, 1998, and Statement of Additional Information dated May 20, 1998, of the
                   Registrant. (i)
(17)(b)      --    Semi-Annual  Report to  Stockholders of the Registrant for the period ended  September 30, 1998.  (e)
(17)(c)      --    Prospectus  dated June 30, 1998,  and Statement of Additional Information dated June 30, 1998, of
                   Merrill Lynch Technology Fund, Inc. (i)
(17)(d)      --    Semi-Annual Report to Stockholders of Merrill Lynch Technology Fund, Inc. for the six months ended September 30, 1998. (e)

------------------
    (a)            Filed on March 31,  1998,  as an Exhibit to the  Registrant's
                   Registration  Statement  on Form N-1A  (File  No.  333-48929)
                   under  the   Securities   Act  of  1933,   as  amended   (the
                   "Registration Statement").
    (b)            Filed on May 20, 1998 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration
                   Statement.
    (c)            Included as Exhibit I to the Proxy Statement and Prospectus contained in Pre-Effective Amendment
                   No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-66637) (the "N-14
                   Registration Statement").
    (d)            Reference is made to Articles IV, V (Sections 3, 5, 6 and 7),
                   VI, VII and IX of the Registrant's Articles of Incorporation,
                   as  supplemented,  filed  as  Exhibits  1(a)  and 1(b) to the
                   Registration Statement;  and to Articles II, III (Sections 1,
                   3 5 and  6),  VI,  VIII,  XIII  and  XIV of the  Registrant's
                   Amended  and  Restated  By-Laws,  filed as  Exhibit  2 to the
                   Registration Statement.
    (e)            Filed on December 10, 1998, as an Exhibit to Pre-Effective Amendment.  No. 1 to the N-14
                   Registration Statement.
    (f)            Incorporated  by  reference  to Exhibit 18 to  Post-Effective
                   Amendment No. 13 to the  Registration  Statement on Form N-1A
                   under  the  Securities  Act of  1933,  as  amended,  filed on
                   January 25, 1996 relating to shares of Merrill Lynch New York
                   Municipal  Bond Fund  Series  of  Merrill  Lynch  Multi-State
                   Municipal Series Trust (File No. 2-99473).
    (g)            Filed with this Post-Effective  Amendment No. 1 to the N-14 Registration Statement.
    (h)            Included  on the  signature  page of the N-14  Registration Statement.
    (i)            Filed  on  November  2,  1998,  as an  Exhibit  to the N-14  Registration Statement.


Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, a copy of the Internal Revenue Service private letter ruling applied for within a reasonable time after receipt of such ruling.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 12th day of April, 1999.

                                 MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.
                                                  (Registrant)

                                              /S/ DONALD C. BURKE
                                 -----------------------------------------------
                                 (Donald C. Burke, Vice President and Treasurer)

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



              Signatures                                           Title                                    Date
              ----------                                           -----                                    -----



          /S/ TERRY K. GLENN             President (Principal Executive Officer)
-----------------------------------
           (Terry K. Glenn)              and Director                                                April 12, 1999

           DONALD C. BURKE*              Vice President and Treasurer
------------------------------------
            Donald C. Burke              (Principal Financial and Accounting Officer)


             DONALD CECIL*               Director
------------------------------------
            (Donald Cecil)

          ROLAND M. MACHOLD*             Director
------------------------------------
          (Roland M. Machold)

           EDWARD H. MEYER*              Director
------------------------------------
           (Edward H. Meyer)

          CHARLES C. REILLY*             Director
------------------------------------
          (Charles C. Reilly)

           RICHARD R. WEST*              Director
------------------------------------
           (Richard R. West)

            ARTHUR ZEIKEL*               Director
------------------------------------
            (Arthur Zeikel)

          EDWARD D. ZINBARG *            Director
------------------------------------
          (Edward D. Zinbarg)

*By: /S/ TERRY K. GLENN                                                                             April 12, 1999
------------------------------------
Terry K. Glenn, Attorney-in-Fact)




Internal Revenue Service                     Department of the Treasury

Index Number: 0368.00-00 0368.13-00          Washington, DC 20224

Donald C. Burke                              Person to Contact
Vice-President                               Christopher M. Bass-ID#50-08512
Merrill Lynch Global Technology Fund, Inc.   Telephone Number:
800 Scudders Mill Road                       (202) 622-7770
Plainsboro, New Jersey 08536                 Refer Reply To:
                                             CC:DOM:CORP:2-PLR-119628-98
                                             Date: MAR 10 1999

Acquiring                  =       Merrill Lynch Global Technology Fund, Inc.
                                   a Maryland Corporation
                                   EIN: 22-3585065

Target                     =       Merrill Lynch Technology Fund, Inc.
                                   a Maryland Corporation
                                   EIN: 22-3129830

State X                    =       Maryland

a                          =       5.25

b                          =       0.25

c                          =       0.75

d                          =       4.0

e                          =       1.0

Dear Mr. Burke:

         This letter responds to your representative's October 13, 1998 request for rulings under ss. 368(a)(1)(C) of the Internal Revenue Code on behalf of the above-captioned taxpayers. Additional information with respect to the proposed transaction was submitted in letters dated December 7, 1998 and February 8, 1999. The information submitted for consideration is summarized below.

     Acquiring is organized under the laws of State X and registered under the Investment Company Act of 1940 (the "l940 Act") as a diversified, open-end management investment company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under ss.ss. 851-855 of the Internal Revenue Code (the Code"). Acquiring's investment objective is to provide shareholders with long-term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the investment adviser, derive a substantial portion of their income from products and services in technology related industries. Acquiring pursues it's investment objective by investing primarily in a global portfolio of securities that are, and are expected to remain, leaders in their product or service niches as measured by market share and superiority in technology.

     Target is organized under the laws of State X and registered under the 1940 Act as a diversified, open-end management investment company. Target has elected to be taxed as a RIC under ss.ss. 851-855 of the Code. Target's investment objective is to provide shareholders with long-term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the investment adviser, derive a substantial portion of their income from products and services in technology. Target pursues its investment objective by investing in a global portfolio of securities of companies in various stages of development, with assets invested primarily in the United States, Japan and Western Europe.

     Acquiring and Target each offer four classes of stock with identical rights and fees. Class A shares have a maximum initial sales charge of a% and are offered to a limited group of investors. Class B shares incur no initial sales charge when purchased, but are subject to ongoing account maintenance fees and Rule 12b-1 distribution fees between b% and c%, respectively, and a contingent deferred sales charge (CDSC) ranging between d% and e% if redeemed within four years from purchase. In general, Class B shares of stock will automatically convert into Class D shares of stock eight years from purchase. Class C shares incur no initial sales charge when purchased but are subject to account maintenance and Rule 12b-1 distribution fees of between b% and c%, respectively, and are subject to a CDSC of e% if redeemed within one year of purchase. Class D shares incur a maximum initial sales charge of a% and are subject to an ongoing maintenance fee of b%.

     Acquiring and Target have entered into an agreement and plan of reorganization for what are represented to be valid business reasons. Pursuant to the agreement, the transaction consists of the following steps:

(1) Target will transfer all of its assets and liabilities to Acquiring in exchange for an equal value of newly issued Acquired Class A, B, C, and D common voting stock.

(2) Target will distribute to its shareholders all of the Acquiring stock it received in the transaction. Each Target shareholder will receive shares of Acquiring on a pro rata basis, with the same class designation and the same account maintenance and distribution fees and sales charges (including CDSCs), if any, as the Target shares held by such shareholder immediately prior to the proposed transaction.

(3) Target will liquidate and dissolve in accordance with the laws of State X, and terminate its registration under the 1940 Act.

     After the transaction, Acquiring may sell up to 66% of the assets received from Target to unrelated parties, and will reinvest the proceeds consistent with its investment objectives and policies.

     The following representations have been made in connection with the proposed transaction:

(a) The fair market value of the Acquiring stock received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange.

(b) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately prior to the Reorganization. For purposes of this representation, amounts used by Target to pay its reorganization expenses, amounts paid by Target to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions in the ordinary course of Target's business as an open-end investment company as required by ss.22(e) of the 1940 Act pursuant to a demand of a shareholder and regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the transaction. There will be no payments to dissenters, as shareholders may redeem their shares at any time.

(c) Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target acquired in the transaction, except for dispositions made in the ordinary course of business.

(d) Target will distribute to its shareholders the stock of Acquiring it receives pursuant to the plan of Reorganization.

(e) The liabilities of Target assumed by Acquiring and any liabilities to which the transferred assets of Target are subject were incurred by Target in the ordinary course of its business.

(f) Following the transaction, Acquiring will continue the historic business of Target or use a significant portion of Technology's historic business assets in the continuing business.

(g) Acquiring, Target and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the reorganization.

(h) There is no intercorporate indebtedness existing between Target and Acquiring that was issued, acquired, or will be settled at a discount.

(i) Acquiring and Target each meets the requirements of a regulated investment company as defined in ss. 368(a)(2)(F) of the Code.

(j) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any to which the transferred assets are subject.

(k) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

(1) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of ss. 368(a)(3)(A).

(m) Acquiring and Target have elected to be taxed as RIC's under ss. 851 and, for all their taxable periods, (including the last short taxable period ending on the date of the transaction, for Target) have qualified for the special tax treatment afforded RIC's under the Code, and after the transaction, Acquiring intends to continue to so qualify.

(n) There is no plan or intention by Acquiring or any person related (as defined in ss. 1.368-1 (e)(3) of the Income Tax Regulations) to Acquiring to acquire or redeem any of the stock of Acquiring issued in the transaction either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Acquiring's business as an open-end investment company as required by ss. 22(e) of the 1940 Act.

(o) During the five-year period ending on the date of the proposed transaction, neither Target nor any person related to Target (as defined in ss.1.368-1 (e)(3) of the Income Tax Regulations without regard to section 1.368-1 (e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired stock of Target with consideration other than shares of Acquiring or Target, except for stock redeemed in the ordinary course of Target's business as an open-end investment company as required by ss.22(e) of the 1940 Act or (ii) made distributions with respect to Target stock, except for (a) distributions described in ss.ss.852 and 4982 of the Code, and (b) additional distributions, to the extent such distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Target on the effective date of the proposed transaction.

(p) Prior to or in the transaction, neither Acquiring nor any person related to Acquiring (as defined in 1.368-1 (e)(3)) will have acquired directly or through any transaction, agreement or arrangement with any other person, stock of Target with consideration other than shares of Acquiring.

     Based solely upon the information and representations set forth above, we hold as follows:

(1) The acquisition by Acquiring of substantially all of the assets of Target in exchange for voting shares of Acquiring stock and Acquiring's assumption of Target's liabilities, followed by the distribution by Target to its shareholders of Acquiring shares and any remaining assets, in complete liquidation, will qualify as a reorganization within the meaning of ss. 368(a)(1)(C) of the Code. Acquiring and Target will each be deemed a "party to a reorganization" within the meaning of ss. 368(b).

(2) No gain or loss will be recognized by Target upon the transfer of substantially all of its assets to Acquiring solely in exchange for Acquiring voting common stock and Acquiring's assumption of Target's liabilities or upon the distribution of such Acquiring stock to Target shareholders (ss.ss. 361 (a) and (c), 357(a)).

(3) Acquiring will not recognize any gain or loss on the receipt of the assets of Target in exchange for voting shares of Acquiring
     (ss. 1032(a)).

(4) The basis of Target's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the Reorganization (ss. 362(b)).

(5) Acquiring's holding period for the Target assets acquired will include the period during which such assets were held by Target (ss. 1223(2)).

(6) The shareholders of Target will not recognize any gain or loss on the receipt of voting shares of Acquiring (including fractional shares to which they may be entitled) solely in exchange for their shares in Target (ss. 354(a)(1)).

(7) The basis of the Acquiring shares received by Target shareholders (including fractional shares to which they may be entitled) will be the same, in the aggregate, as the basis of the Target shares surrendered in exchange (ss. 358(a)(1)).

(8) The holding period of the Acquiring shares received by Target shareholders in exchange for their Target shares (including fractional shares to which they may be entitled) will include the period during which the exchanged Target shares were held, provided that the Target shares are held as a capital asset in the hands of the Target shareholders on the date of the exchange (ss. 1223(l)).

(9) Pursuant to ss. 381 (a) of the Code and ss. 1.381 (a)-l of the Income Tax Regulations, the tax year of Target will end on the effective date of the reorganization and Acquiring will succeed to and take into account the items of Target described in ss. 381 (c) of the Code, subject to the provisions and limitations specified in ss.ss. 381, 382, 383 and 384 of the Code and the regulations thereunder.

     No opinion is expressed about the federal income tax treatment of the proposed transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target qualifies as a RIC that is taxable under Subchapter M, Part I of the Code.

    This ruling is directed only to the taxpayers requesting it. Section 6110(j)(3) of the Code provides that it may not be used or cited as precedent.

    A copy of this letter must be attached to any income tax return to which it is relevant.

    The rulings contained in this letter are based upon information and representations submitted by the taxpayers and accompanied by a penalty of perjury statement executed by an appropriate party, While this office has not verified any of the material submitted in support of the request for rulings, it is subject to verification on examination.

    In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.


                                       Sincerely,

                                       Assistant Chief Counsel (Corporate)

                                       By: /s/ Richard L. Osborne
                                           --------------------------------
                                           Richard Osborne
                                           Senior Technician Reviewer
                                           Branch 2

Internal Revenue Service                   Department of the Treasury

Index Number:  0368.00-00 0368.13-00       Washington, DC 20224
                                           Person to Contact:
                                           Telephone Number:
                                           Refer Reply To:
                                           CC:DOM:CORP:2-PLR-119628-98
                                           Date: MAR 10 1999

Acquiring         =

Target            =

State X           =

a                 =

b                 =

c                 =

d                 =

e                 =

Dear              :

     This letter responds to your representative's October 13, 1998 request for rulings under ss. 368(a)(1)(C) of the Internal Revenue Code on behalf of the above-captioned taxpayers. Additional information with respect to the proposed transaction was submitted in letters dated December 7, 1998 and February 8, 1999. The information submitted for consideration is summarized below.

     Acquiring is organized under the laws of State X and registered under the Investment Company Act of 1940 (the "l940 Act") as a diversified, open-end management investment company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under ss.ss. 851-855 of the Internal Revenue Code (the Code"). Acquiring's investment objective is to provide shareholders with long-term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the investment adviser, derive a substantial portion of their income from products and services in technology related industries. Acquiring pursues it's investment objective by investing primarily in a global portfolio of securities that are, and are expected to remain, leaders in their product or service niches as measured by market share and superiority in technology.

     Target is organized under the laws of State X and registered under the 1940 Act as a diversified, open-end management investment company. Target has elected to be taxed as a RIC under ss.ss. 851-855 of the Code. Target's investment objective is to provide shareholders with long-term capital appreciation through worldwide investment in equity securities of issuers that, in the opinion of the investment adviser, derive a substantial portion of their income from products and services in technology. Target pursues its investment objective by investing in a global portfolio of securities of companies in various stages of development, with assets invested primarily in the United States, Japan and Western Europe.

     Acquiring and Target each offer four classes of stock with identical rights and fees. Class A shares have a maximum initial sales charge of a% and are offered to a limited group of investors. Class B shares incur no initial sales charge when purchased, but are subject to ongoing account maintenance fees and Rule 12b-1 distribution fees between b% and c%, respectively, and a contingent deferred sales charge (CDSC) ranging between d% and e% if redeemed within four years from purchase. In general, Class B shares of stock will automatically convert into Class D shares of stock eight years from purchase. Class C shares incur no initial sales charge when purchased but are subject to account maintenance and Rule 12b-1 distribution fees of between b% and c%, respectively, and are subject to a CDSC of e% if redeemed within one year of purchase. Class D shares incur a maximum initial sales charge of a% and are subject to an ongoing maintenance fee of b%.

     Acquiring and Target have entered into an agreement and plan of reorganization for what are represented to be valid business reasons. Pursuant to the agreement, the transaction consists of the following steps:

(1) Target will transfer all of its assets and liabilities to Acquiring in exchange for an equal value of newly issued Acquired Class A, B, C, and D common voting stock.

(2) Target will distribute to its shareholders all of the Acquiring stock it received in the transaction. Each Target shareholder will receive shares of Acquiring on a pro rata basis, with the same class designation and the same account maintenance and distribution fees and sales charges (including CDSCs), if any, as the Target shares held by such shareholder immediately prior to the proposed transaction.

(3) Target will liquidate and dissolve in accordance with the laws of State X, and terminate its registration under the 1940 Act.

     After the transaction, Acquiring may sell up to 66% of the assets received from Target to unrelated parties, and will reinvest the proceeds consistent with its investment objectives and policies.

     The following representations have been made in connection with the proposed transaction:

(a) The fair market value of the Acquiring stock received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange.

(b) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately prior to the Reorganization. For purposes of this representation, amounts used by Target to pay its reorganization expenses, amounts paid by Target to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions in the ordinary course of Target's business as an open-end investment company as required by ss. 22(e) of the 1940 Act pursuant to a demand of a shareholder and regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the transaction. There will be no payments to dissenters, as shareholders may redeem their shares at any time.

(c) Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target acquired in the transaction, except for dispositions made in the ordinary course of business.

(d) Target will distribute to its shareholders the stock of Acquiring it receives pursuant to the plan of Reorganization.

(e) The liabilities of Target assumed by Acquiring and any liabilities to which the transferred assets of Target are subject were incurred by Target in the ordinary course of its business.

(f) Following the transaction, Acquiring will continue the historic business of Target or use a significant portion of Technology's historic business assets in the continuing business.

(g) Acquiring, Target and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the reorganization.

(h) There is no intercorporate indebtedness existing between Target and Acquiring that was issued, acquired, or will be settled at a discount.

(i) Acquiring and Target each meets the requirements of a regulated investment company as defined in ss. 368(a)(2)(F) of the Code.

(j) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any to which the transferred assets are subject.

(k) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

(1) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of ss. 368(a)(3)(A).

(m) Acquiring and Target have elected to be taxed as RIC's under ss. 851 and, for all their taxable periods, (including the last short taxable period ending on the date of the transaction, for Target) have qualified for the special tax treatment afforded RIC's under the Code, and after the transaction, Acquiring intends to continue to so qualify.

(n) There is no plan or intention by Acquiring or any person related (as defined in ss. 1.368-1 (e)(3) of the Income Tax Regulations) to Acquiring to acquire or redeem any of the stock of Acquiring issued in the transaction either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Acquiring's business as an open-end investment company as required by ss. 22(e) of the 1940 Act.

(o) During the five-year period ending on the date of the proposed transaction, neither Target nor any person related to Target (as defined in ss.1.368-1 (e)(3) of the Income Tax Regulations without regard to section 1.368-1 (e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired stock of Target with consideration other than shares of Acquiring or Target, except for stock redeemed in the ordinary course of Target's business as an open-end investment company as required by ss.22(e) of the 1940 Act or (ii) made distributions with respect to Target stock, except for (a) distributions described in ss.ss. 852 and 4982 of the Code, and (b) additional distributions, to the extent such distributions do not exceed
     50 percent of the value (without giving effect to such distributions) of the proprietary interest in Target on the effective date of the proposed transaction.

(p) Prior to or in the transaction, neither Acquiring nor any person related to Acquiring (as defined in 1.368-1 (e)(3)) will have acquired directly or through any transaction, agreement or arrangement with any other person, stock of Target with consideration other than shares of Acquiring.

     Based solely upon the information and representations set forth above, we hold as follows:

(1) The acquisition by Acquiring of substantially all of the assets of Target in exchange for voting shares of Acquiring stock and Acquiring's assumption of Target's liabilities, followed by the distribution by Target to its shareholders of Acquiring shares and any remaining assets, in complete liquidation, will qualify as a reorganization within the meaning of ss. 368(a)(1)(C) of the Code. Acquiring and Target will each be deemed a "party to a reorganization" within the meaning of ss. 368(b).

(2) No gain or loss will be recognized by Target upon the transfer of substantially all of its assets to Acquiring solely in exchange for Acquiring voting common stock and Acquiring's assumption of Target's liabilities or upon the distribution of such Acquiring stock to Target shareholders (ss.ss. 361 (a) and (c), 357(a)).

(3) Acquiring will not recognize any gain or loss on the receipt of the assets of Target in exchange for voting shares of Acquiring (ss. 1032(a)).

(4) The basis of Target's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the Reorganization (ss. 362(b)).

(5) Acquiring's holding period for the Target assets acquired will include the period during which such assets were held by Target (ss. 1223(2)).

(6) The shareholders of Target will not recognize any gain or loss on the receipt of voting shares of Acquiring (including fractional shares to which they may be entitled) solely in exchange for their shares in Target (ss. 354(a)(1)).

(7) The basis of the Acquiring shares received by Target shareholders (including fractional shares to which they may be entitled) will be the same, in the aggregate, as the basis of the Target shares surrendered in exchange (ss. 358(a)(1)).

(8) The holding period of the Acquiring shares received by Target shareholders in exchange for their Target shares (including fractional shares to which they may be entitled) will include the period during which the exchanged Target shares were held, provided that the Target shares are held as a capital asset in the hands of the Target shareholders on the date of the exchange (ss. 1223(l)).

(9) Pursuant to ss. 381 (a) of the Code and ss. 1.381 (a)-l of the Income Tax Regulations, the tax year of Target will end on the effective date of the reorganization and Acquiring will succeed to and take into account the items of Target described in ss. 381 (c) of the Code, subject to the provisions and limitations specified in ss.ss. 381, 382, 383 and 384 of the Code and the regulations thereunder.

     No opinion is expressed about the federal income tax treatment of the proposed transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target qualifies as a RIC that is taxable under Subchapter M, Part I of the Code.

     This ruling is directed only to the taxpayers requesting it. Section 6110(j)(3) of the Code provides that it may not be used or cited as precedent.

     A copy of this letter must be attached to any income tax return to which it is relevant.

     The rulings contained in this letter are based upon information and representations submitted by the taxpayers and accompanied by a penalty of perjury statement executed by an appropriate party, While this office has not verified any of the material submitted in support of the request for rulings, it is subject to verification on examination.

     In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.


                                         Sincerely,

                                         Assistant Chief Counsel (Corporate)

                                         By:  /s/
                                              ------------------------------
                                              Richard Osborne
                                              Senior Technician Reviewer
Branch 2

Department of the Treasury                                           Notice 437
Internal Revenue Service                                       OMB No-1545-0633



Notice of                                Taxpayer Name.
Intention to                             Mailing Date
Disclose                                 of  This Notice          March 16 1999
                                         Last Date to Request
                                         IRS Review               April 5 1999
                                         Last Date to Request
                                         Delay                    May 14 1999
                                         Last Date to Petition
                                         Tax Court                May 14 1999
                                         Date Open to Public
                                         Inspection               June 11 1999


     Section 6110 of the Internal Revenue Code provides that copies of certain rulings, technical advice memoranda, and determination letters will be open to public inspection after deletions are made. Rulings and technical advice memoranda will be open to public inspection in the Freedom of Information (FOI) Reading Room, 1111 Constitution Avenue, N.W., Washington, D.C. 20224, where they may be read and copied by anyone interested.
     In accordance with section 6110, we intend to make the enclosed deleted copy of your ruling open to public inspection. We made the deletions indicated in accordance with section 61.10(c), which requires us to delete:
     1. The names, addresses, and other identifying details of the person the ruling pertains to, and of any other person identified in the ruling (other than a person making a "third party communication"-see back of this notice).
     2. Information specifically authorized under criteria established by an Executive Order to be kept secret in the interest of national defense or foreign policy, and which is in fact properly classified under such Executive Order.
     3. Information specifically exempted from disclosure by any statute (other than the Internal Revenue Code) which is applicable to the Internal Revenue Service.
     4. Trade secrets and commercial or financial information obtained from a person that are privileged or confidential.
     5. Information which would constitute a clearly unwarranted invasion of personal privacy.
     6. Information contained in or related to examination, operating, or condition reports prepared by, or for use of an agency that regulates or supervises financial institutions.
     7. Geological and geophysical information and data (including maps) concerning wells.
     These are the only grounds for deleting material. We made the indicated proposed deletions after considering any suggestions for deletions you may have made prior to issuance of the ruling.
     If You Agree with the proposed deletions you don't need to take any further action. We will place the deleted copy in the National Office FOI Reading Room on the "Date Open to Public Inspection" shown on this notice.
     If You Disagree with the proposed deletions, please return the deleted copy and show, in brackets, any additional information you believe should be deleted. Include a statement supporting your position. Only material falling within the seven categories listed above may be deleted. Your statement should specify which of these seven categories is applicable with respect to each additional deletion you propose. Send your deleted copy and statement to:

     Commissioner of Internal Revenue
     Attention: CC.DOM:CORP:T
     Ben Franklin Station
     Post Office Box 7604
     Washington, D.C. 20044
It must be postmarked no later than the "Last Date to Request IRS Review" shown on this notice. We will give your submission careful consideration. If we feel we cannot make any or all of the additional deletions you suggest, we will so advise you no later than 20 days after we receive your submission. You will then have the right to file a petition in the United States Tax Court if you disagree with us. Your petition must be filed no later than the "Last Date to Petition Tax Court" shown on this notice, which is 60 days after the mailing date of this notice. If a petition is filed in the Tax Court, the disputed portion(s) of the ruling won't be placed in the Reading Room until after a court decision becomes final.
     If no petition is filed in the Tax Court, the deleted copy of your ruling will be made open to public inspection on the date shown on this notice. If the transaction to which the ruling relates will not be completed by then, you may request a delay of public inspection.

Request for Delay of Public Inspection

     You may request a delay of public inspection of up to 90 days, or 15 days after the transaction is completed, whichever is earlier. The request for delay must be received by the IRS no later than the "Last Date to Request Delay" shown on this notice, which is 60 days after the mailing date of this notice. Send your request for delay to:

     Commissioner of Internal Revenue
     Attention: CC:DOM:CORP:T
     Ben Franklin Station
     Post Office Box 7604
     Washington, D.C. 20044
     You may request a second delay of up to an additional 180 days (or 15 days after the completion of the transaction, whichever is earlier) if the transaction is not completed by the end of the original delay period and if good cause exists for additional delay. We must receive a request for a second delay at the above address at least 30 days before the original delay period ends.

Additional Disclosure
     After the deleted copy of your ruling is placed in our Reading Room, any person may request us to make additional portions of the ruling open to public inspection. If we receive a request that involves disclosure of names, addresses, or taxpayer identifying numbers, we will deny the request and you won't be contacted. If that request involves disclosure of anything other than names, addresses, or taxpayer identifying numbers, we will contact you before taking action.

Third Party Communications
     The enclosed deleted copy of your ruling may contain the notation "Third Party Communication." This indicates that IRS received a communication (written or oral) regarding your ruling request from a person outside the IRS (other than you or your authorized representative). The date of the communication and the category of the person making the contact (such as "Congressional" or "Trade Association") will be indicated.

If you have any questions regarding this notice, please contact:

     Chief, Disclosure Unit
     CC:DOM:CORP:T, Room 2613
     1111 Constitution Avenue, N.W.
     Washington, D.C. 20224
     (202) 622-7570

     Paperwork Reduction Act Notice-The time needed to provide information if you disagree with the proposed deletions will vary depending on individual circumstances. The estimated average time is 30 minutes. If you have comments concerning the accuracy of this time estimate or suggestions for making this notice more simple, we would be happy to hear from you. You can write to both the Internal Revenue Service, Washington, DC 20224,
     Attn: IRS Reports Clearance Officer, T:FP; and the Office of Management and Budget, Paperwork Reduction Project (16450633), Washington, DC 20503-Do not send your submission to either of these addresses. Instead, send it to:


                          Commissioner of Internal Revenue
                          Attention: CC;DOM:CORP:T
                          Ben Franklin Station
                          Post Office Box 7604
                          Washington, DC 20044